Digital Assets (Details) $ in Millions	3 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)
Indefinite-Lived Intangible Assets [Line Items]
Crypto Asset, Number of Units	1,579		1,094
Aggregate cost of bitcoin	$ 113.2		$ 67.9
Crypto asset number of restricted units	800
Digital Assets [Member]
Indefinite-Lived Intangible Assets [Line Items]
Realized gain	$ 0.5
Digital Assets [Member]
Indefinite-Lived Intangible Assets [Line Items]
Remeasurement gain (loss) on bitcoin	(16.6)	$ 3.5
Realized gain		0.9
Unrealized gain	$ 17.1	$ 2.6